Long Term Loan and Current Maturities of Long Term Loan (Details) $ in Millions	Sep. 30, 2021 USD ($)
Long Term Loan and Current Maturities of Long Term Loan [Abstract]
Loan agreement term	3 years
Loan amount	$ 3.8
Loan bears annual interest rate	1.149%